Schedule of provision for income tax (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (3,808,000)	$ (4,844,000)	$ (13,542,000)
Tax at the domestic rates applicable to profit or loss in the countries where the Group operates	(183,000)	(233,000)	(268,000)
Reconciling items:
Non-deductible expenses	40,000	51,000	42,000
Government grant not subject to tax	(2,000)	(3,000)	(5,000)
Valuation allowance for tax losses	136,000	173,000	226,000
Others	34,000	44,000	5,000
Tax charge	$ 25,000	$ 32,000